Note 8 - Exceptional Items - Exceptional Items Included in the Income Statement (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Result through exchange transaction of shareholdings (i)	[1]		R$ 30.0	[2]		[2]
Restructuring (ii)	[3]	(101.8)	(175.5)	[2]	(104.9)	[2]
Costs arising from business combinations				[2]	(3.8)	[2]
Result on sale of subsidiary (iii)	[4]		78.6	[2]		[2]
Acquisition of subsidiaries			(1.5)
Effect of application of IAS 29 (hyperinflation)		(5.3)	(18.0)	[2]		[2]
State amnesty (iv)	[5]	(290.1)		[2]		[2]
Total	[6]	R$ (397.2)	R$ (86.4)		R$ (108.7)

[1]	As described in Note 1(b) Perpetual licensing agreement with Quilmes.
[2]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).
[3]	The restructuring expenses recognized refer mainly to the realignment of the structures and processes in the Latin America geographical segment, CAC and Brazil.
[4]	As described in Note 1(b) Sale of subsidiary.
[5]	The payment of Amnesty in the State of Mato Grosso is a requirement from the Brazilian government for the propose to continue with tax incentives, according to Complementary Law No. 160/17, regulated by complementary law of the State of Mato Grosso No. 631/19.
[6]	Normalized EBITDA is calculated excluding of the net income the following effects: (i) income tax expense, (ii) share of results of joint ventures (iii) net finance result, (iv) non-recurring items, and (v) depreciation, amortization and impairment of property, plant and equipment.